Filed pursuant to 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Managers CenterSquare Real Estate Fund

Supplement dated September 1, 2021 to the Statutory Prospectus and Statement of Additional Information, each dated May 1, 2021, as supplemented August 2, 2021

The following information supplements and supersedes any information to the contrary relating to AMG Managers CenterSquare Real Estate Fund, a series of AMG Funds I (the “Fund”), contained in the Fund’s Statutory Prospectus and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, the address of each of AMG Funds I, AMG Funds LLC, the investment manager of the Fund, and AMG Distributors, Inc., the distributor of the Fund, has changed to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds I, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectus and SAI are hereby revised to refer to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Boston Common Global Impact Fund

(formerly AMG Managers Brandywine Fund)

AMG Veritas Global Real Return Fund

(formerly AMG Managers Brandywine Blue Fund)

Supplement dated September 1, 2021 to the Statutory Prospectus and Statement of Additional Information, each dated May 24, 2021

The following information supplements and supersedes any information to the contrary relating to AMG Boston Common Global Impact Fund (formerly AMG Managers Brandywine Fund) and AMG Veritas Global Real Return Fund (formerly AMG Managers Brandywine Blue Fund), each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectus and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the address of each of AMG Funds I, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds I, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectus and SAI are hereby revised to refer to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Frontier Small Cap Growth Fund

AMG GW&K Core Bond ESG Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2021)

AMG FQ Global Risk-Balanced Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2021)

AMG River Road Large Cap Value Select Fund

(formerly AMG FQ Long-Short Equity Fund)

AMG Veritas China Fund

(formerly AMG Managers Emerging Opportunities Fund)

AMG Veritas Global Focus Fund

(formerly AMG FQ Tax-Managed U.S. Equity Fund)

(Statutory Prospectus and Statement of Additional Information, each dated May 24, 2021)

Supplement dated September 1, 2021 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Frontier Small Cap Growth Fund, AMG GW&K Core Bond ESG Fund, AMG FQ Global Risk-Balanced Fund, AMG River Road Large Cap Value Select Fund (formerly AMG FQ Long-Short Equity Fund), AMG Veritas China Fund (formerly AMG Managers Emerging Opportunities Fund), and AMG Veritas Global Focus Fund (formerly AMG FQ Tax-Managed U.S. Equity Fund), each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

Effective immediately, the address of each of AMG Funds I, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds I, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectuses and SAIs are hereby revised to refer to 680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE